Cash (Details) - Schedule of balances under cash - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Cash at Bank and in hand:
Cash at bank and in hand	$ 25,047,281	$ 3,250,468
Total Cash	$ 25,047,281	$ 3,250,468